Changes In Business And Other Matters (Income (loss) From Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Discontinued Tulsa Refining Operations [Member]	Dec. 31, 2011 Discontinued Tulsa Refining Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) before income tax expense (benefit)	$ (193)	[1]	$ 75	$ 289
Income tax expense (benefit)	(87)	[1]	(54)	42
Income (loss) from discontinued operations	(106)	[1]	129	247
Less: Income from discontinued operations attributable to noncontrolling interests			8	22
Income (loss) from discontinued operations attributable to Sunoco, Inc. shareholders	(106)	[1]	121	225
Gain on attributable to partial settlement of retained low sulfur diesel credit liability					18	18
After tax attributable to partial settlement of retained low sulfur diesel credit liability					$ 11	$ 11

[1]	Includes an $18 million gain ($11 million after tax) attributable to a partial settlement of a retained low sulfur diesel credit liability related to the discontinued Tulsa refining operations.